December 20, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) on behalf of Calvert Balanced Fund, Calvert Bond Fund, Calvert Equity Fund, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated February 1, 2017 as revised December 11, 2017. The purpose of the filing is to submit the 497(e) filing dated December 11, 2017 in XBRL for the Fund.

Please contact me at (617) 672-8509, or fax number (617) 672-1509, if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President